Convertible Note (Details Narrative) - USD ($)		12 Months Ended
	Dec. 11, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument, interest rate		3.00%	3.00%
Debt instrument, discount		$ 949,495	$ 0
Proceeds from convertible note		$ 950,000
Number of warrants issued		3,125,000
Warrants, expected term		5 years
Fair value of warrants		$ 2,599,066
Unsecured, Convertible Note [Member]
Convertible note value	$ 1,000,000
Debt instrument, term	13 months
Debt instrument, maturity date	Jan. 11, 2022
Debt Instrument, interest rate	10.00%
Debt Instrument, discount rate	5.00%
Debt instrument, discount	$ 50,000	1,000,000
Proceeds from convertible note	$ 950,000
Debt instrument, description	The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date.
Debt issuance costs		$ 86,000